Cover	Sep. 10, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 10, 2024
Entity Registrant Name	FVCBankcorp, Inc.
Entity Incorporation, State or Country Code	VA
Entity File Number	001-38647
Entity Tax Identification Number	47-5020283
Entity Address, Address Line One	11325 Random Hills Road
Entity Address, City or Town	Fairfax
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22030
City Area Code	703
Local Phone Number	436-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FVCB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001675644
Amendment Flag	false